Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Capital
CET1 capital	$ 82,892	$ 76,945
Tier 1 capital	90,193	84,242
Total capital	101,072	93,850
Risk-weighted assets (RWA) used in calculation of capital ratios
Credit risk	470,732	496,898
Market risk	37,426	35,342
Operational risk	77,741	77,639
Total RWA	$ 585,899	$ 609,879
Capital ratios and Leverage ratio
CET1 ratio	14.10%	12.60%
Tier 1 capital ratio	15.40%	13.80%
Total capital ratio	17.30%	15.40%
Leverage ratio	4.20%	4.40%
Leverage ratio exposure (billions)	$ 2,142,000	$ 1,898,000
TLAC available and ratios
TLAC available	$ 181,035	$ 160,961
TLAC ratio	30.90%	26.40%
TLAC leverage ratio	8.50%	8.50%